Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10—INCOME TAXES

For the years ended December 31, 2016 and 2015, the Company did not record an income tax provision due to net operating losses and the inability to record an income tax benefit. For the year ended December 31, 2014, the Company recorded an income tax benefit of $0.2 million, which was related to state minimum taxes recorded in the prior year.

A reconciliation of income taxes at the statutory federal income tax rate to net income taxes included in the accompanying statements of operations is as follows (in thousands):

	2016	2015	2014
U.S. federal taxes (benefit) at statutory rate	$(8,192)	$14,900	$(7,407)
State federal income tax benefit	(261)	(448)	(571)
Unutilized (utilized) net operating losses	7,238	(11,287)	9,809
Stock-based compensation	393	898	730
Research and development credits	(1,552)	(3,135)	(952)
Tax assets not benefited	2,398	4,732	1,322
Nondeductible warrant expense	(41)	(5,703)	(3,177)
Other	17	43	44
Total	$—	$—	$(202)

The tax effects of temporary differences that give rise to significant components of the net deferred tax assets are as follows (in thousands):

	December 31,
	2016	2015
Capitalized start-up costs	$78	$103
Net operating loss carryforwards	54,250	47,725
Research and development credits	13,761	11,354
Deferred stock compensation	5,191	5,130
Other (accruals, reserves, depreciation)	362	359
Total deferred tax assets	73,642	64,671
Less: Valuation allowance	(73,642)	(64,671)
Net deferred tax assets	$—	$—

At December 31, 2016, the Company had federal and state net operating loss carryforwards of approximately $143 million and $94 million, respectively, available to offset future taxable income. The Company’s federal and state net operating loss carryforwards will begin to expire in 2021 and 2017, respectively, if not used before such time to offset future taxable income or tax liabilities. For federal and state income tax purposes, a portion of the Company’s net operating loss carryforward is subject to certain limitations on annual utilization in case of changes in ownership, as defined by federal and state tax laws. The annual limitation may result in the expiration of the net operating loss before utilization.

The net operating loss deferred tax asset balance as of December 31, 2016 includes $0.5 million of excess tax benefits from stock option exercises.

At December 31, 2016, the Company had federal research and development tax credits of approximately $10.5 million, which expire in the year beginning 2022, and state research and development tax credits of approximately $5.9 million, which have no expiration date.

The Company has established a valuation allowance against its deferred tax assets due to the uncertainty surrounding the realization of such assets. The valuation allowance decreased by $6.2 million for the year ended December 31, 2015 and increased by $9 million and by $7.8 million for the years ended December 31, 2016 and 2014, respectively.

The Company adopted ASC Topic 740-10-50 “Accounting for Uncertainty of Income Taxes” (“ASC Topic 740-10-50”), on January 1, 2007. The Company does not believe that its unrecognized tax benefits will change over the next 12 months.

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

(in thousands)	2016	2015
Gross unrecognized tax benefits at January 1,	$1,100	$1,100
Gross increases (decreases) related to prior year tax positions	—	—
Gross increases (decreases) related to current year tax positions	—	—
Settlements	—	—
Expiration of the statute of limitations for the assessment of taxes	—	—
Gross unrecognized tax benefits at December 31,	$1,100	$1,100

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2016 and 2015, the Company had no accrued interest or penalties due to the Company’s net operating losses available to offset any tax adjustment. The Company currently has no federal or state tax examinations in progress nor has it had any federal or state tax examinations since its inception. As a result of the Company’s net operating loss carryforwards, all of its tax years are subject to federal and state tax examination.